ASPIRIANT RISK-MANAGED REAL ASSETS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

MARKETABLE SECURITIES (31.65%)	Type of Investment	Units / Shares	Cost	Fair Value
EXCHANGE-TRADED FUNDS (12.71%)
Invesco S&P Global Water Index ETF	Exchange-traded fund	71,325	$4,156,118	$4,457,812
Invesco Water Resources ETF	Exchange-traded fund	36,903	2,499,696	2,579,889
iShares Gold Trust[a]	Exchange-traded fund	203,095	7,618,103	12,665,004
Vanguard Global ex-U.S. Real Estate ETF[b]	Exchange-traded fund	39,053	1,718,411	1,802,296
Vanguard Real Estate ETF[b]	Exchange-traded fund	18,045	1,655,366	1,607,088
Vanguard Short-Term Inflation-Protected Securities ETF	Exchange-traded fund	2,226	108,320	111,901
TOTAL EXCHANGE-TRADED FUNDS			17,756,014	23,223,990

MUTUAL FUNDS (18.94%)
Fidelity International Real Estate Fund	Mutual Fund	620,748	5,823,081	6,480,606
GMO Resources Fund - Class VI	Mutual Fund	101,374	2,344,057	1,813,580
Lazard Global Listed Infrastructure - Institutional Portfolio	Mutual Fund	563,674	8,936,602	10,123,591
Principal Real Estate Securities Fund - Class Ib	Mutual Fund	566,959	16,313,465	16,175,336
TOTAL MUTUAL FUNDS			33,417,205	34,593,113
TOTAL MARKETABLE SECURITIES			51,173,219	57,817,103

PORTFOLIO FUNDS [c] (68.07%)	Investment Strategy				Acquisition Date
MEMBERSHIP INTERESTS (7.07%)
Green Courte Real Estate Partners III, LLC [a,b]	Private Real Estate		$-	$ 869,345	12/6/2011
Prime Property Fund, LLC	Private Real Estate	627	9,556,521	12,041,287	9/28/2017
TOTAL MEMBERSHIP INTERESTS			9,556,521	12,910,632

NON-TRADED REAL ESTATE INVESTMENT TRUST (2.85%)
Blackstone Real Estate Income Trust, Inc. - Class I	Private Real Estate	377,547	4,339,978	5,210,980	6/1/2021
TOTAL NON-TRADED REAL ESTATE INVESTMENT TRUST			4,339,978	5,210,980

PARTNERSHIP INTERESTS (58.15%)
Bayview MSR Opportunity Offshore, L.P.[a]	Private Credit		10,000,000	10,970,234	2/29/2024
Beacon Capital Strategic Partners VI, L.P.[a,b]	Private Real Estate		419,151	14,421	2/15/2011
Carmel Partners Investment Fund III, L.P.[a,b]	Private Real Estate		-	348,373	6/29/2010
Carmel Partners Investment Fund V, L.P.[a]	Private Real Estate		1,806,516	5,005,390	8/8/2014
CBRE U.S. Core Partners, LP	Private Real Estate	7,604,024	12,002,059	11,558,404	7/1/2020
Cerberus Institutional Real Estate Partners III, L.P.[a]	Private Real Estate		-	2,109,303	4/29/2013
Cross Lake Real Estate Fund III L.P.[a,b]	Private Real Estate		2,696,879	4,022,228	10/11/2019
Electron Global Fund, L.P.[a]	Long/Short		6,000,000	7,637,651	6/1/2021
Energy Impact Fund II, L.P.[a]	Infrastructure		4,483,345	4,178,832	10/28/2021
GCP VI Feeder A, LPa	Private Real Estate		360,762	287,480	12/16/2024
GEM Realty Securities Flagship, L.P.[a]	Long/Short		-	7,585,299	8/3/2009
GI Data Infrastructure Fund L.P.[a,b]	Infrastructure		8,245,466	11,148,324	7/24/2020
Hampshire Partners Fund VIII, L.P.[a,b]	Private Real Estate		-	20,969	11/15/2010
Heitman America Real Estate Trust L.P.	Private Real Estate	2,294	1,985,021	2,871,283	7/5/2018
HighBrook Property Fund IV (TEF), L.P.[a]	Private Real Estate		10,544,700	11,833,391	9/30/2023
Metropolitan Real Estate Partners International III-T, L.P.[a,b]	Private Real Estate		403,544	83,745	12/30/2009
Paladin Realty Brazil Investors III (US-A), L.P.[a,b,d]	Private Real Estate		2,278,778	42,274	6/17/2011
Paulson Real Estate Fund II, L.P.[a,b]	Private Real Estate		74,495	5,491,148	5/24/2013
Rush Island, LPa	Long/Short		3,000,000	3,493,869	7/1/2022
Sculptor Real Estate Fund IV L.P.[a,b]	Private Real Estate		6,818,773	6,600,636	4/6/2020
SecureSpace Property Partners L.P.[a]	Private Real Estate		6,598,147	6,808,170	12/7/2022
Sustainable Asset Fund III, L.P.[a]	Infrastructure		4,103,699	4,112,975	12/13/2021
TOTAL PARTNERSHIP INTERESTS			81,821,335	106,224,399
TOTAL PORTFOLIO FUNDS			95,717,834	124,346,011

SHORT-TERM INVESTMENT (1.08%)	Type of Investment	Principal Amount
UMB Bank, Money Market Special II, 4.19%[b,e]	Bank Deposit	$1,979,414	1,979,414	1,979,414
TOTAL SHORT-TERM INVESTMENT			1,979,414	1,979,414

TOTAL INVESTMENTS (100.80%)			$148,870,467	$184,142,528
Liabilities in excess of other assets (-0.80%)				(1,466,516)

TOTAL NET ASSETS (100.00%)				$182,676,012

a Non-income producing security.

b All or a portion of this investment is made through the wholly owned subsidiary Aspiriant RMRA (Subholding) Inc.

c Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

d Affiliated investment for which ownership exceeds 5% of the investment's capital.

e The rate is the annualized seven-day yield at period end.

All investments are domiciled in the United States of America.